Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2014	2015
Current deferred tax assets:
Accrued payroll	$916	$—
Accrued expenses	—	—
Less: valuation allowance	(916)	—

Current deferred tax assets, net	—	—

Non-current deferred tax assets:
Advertising expense	3,863	2,651
Net operating tax losses carry-forward	3,068	2,881
Less: valuation allowance	(6,931)	(5,532)

Non-current deferred tax assets, net	$—	$—

Schedule of Reconciliation between Income Taxes Expense (Benefit) to (Loss) Income before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2013	2014	2015
Net (loss) income before provision for income tax	$(9,326)	$(25,415)	$13,419
PRC statutory tax rate	25%	25%	25%

Income tax (benefit) expense at statutory tax rate	(2,332)	(6,354)	3,355
Permanent differences	(285)	99	(144)
Change in valuation allowance	2,355	4,560	(2,315)
Effect of income tax rate difference in other jurisdictions	262	1,695	2,754
Effect of tax holidays and preferential tax rates	—	—	(3,558)
Provision for income tax	—	—	92